Operating Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum lease payments under noncancellable operating leases
2017	$ 342,565
2018	301,546
2019	257,466
2020	214,084
2021	158,427
Later years	326,241
Total minimum lease payments	$ 1,600,329